Summary Of Significant Accounting Policies - Disclosure of Foreign Exchange Rates (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
U.S. Dollar [member]
Disclosure of foreign exchange rates [line items]
Average rate	1.1798	1.1273	1.1063
Closing rate	1.1450	1.1993	1.0541
Swiss Franc [member]
Disclosure of foreign exchange rates [line items]
Average rate	1.1546	1.1103	1.0901
Closing rate	1.1269	1.1702	1.0739
Czech Republic, Koruny [member]
Disclosure of foreign exchange rates [line items]
Average rate	25.6452	26.3151	27.0342
Closing rate	25.7240	25.5349	27.0210